Income Taxes - Summary of components of the current and deferred tax expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Deferred tax expense
Origination and reversal of temporary differences	$ 2,484	$ (874)
Change in unrecognized deductible temporary differences	$ (2,484)	(395)
Total deferred tax recovery		(1,269)
Total current and deferred tax recovery		$ (1,269)